Statements of Changes in Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital U.S. dollars ILS (₪)	Additional paid-in capital ILS (₪)	Additional paid-in capital U.S. dollars USD ($)	Treasury shares ILS (₪)	Treasury shares U.S. dollars USD ($)	Share based payments option ILS (₪)	Share based payments option U.S. dollars USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit U.S. dollars USD ($)	ILS (₪)	U.S. dollars USD ($)
Balance at Dec. 31, 2017			₪ 82,839		₪ (9,425)		₪ 9,381		₪ (63,943)		₪ 18,852
Issuance of ADS net of issue costs			10,024				223				10,247
Share-based payment			186				4,351				4,537
Exercise of share options and warrants			753				(353)				400
Expiration of share options			1,283				(1,283)
Total comprehensive loss									(20,113)		(20,113)
Balance at Dec. 31, 2018			95,085		(9,425)		12,319		(84,056)		13,923
Issuance of ADS net of issue costs			13,212				163				13,375
Share-based payment			8				521				529
Total comprehensive loss									(5,919)		(5,919)
Balance at Jun. 30, 2019			₪ 108,305	$ 30,371	₪ (9,425)	$ (2,643)	₪ 13,003	$ 3,647	₪ (89,975)	$ (25,231)	₪ 21,908	$ 6,144